Leases - Schedule of Maturity Analysis of Operating Lease Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 786
2025	609
2026	449
2027	316
2028	189
Thereafter	408
Total	$ 2,757